Income Taxes - Schedule of Income Tax Expense Reconciliation (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2017
PRC Subsidiaries [Member]
Reconciliation Of Income Taxes [Line Items]
Enterprise income tax rate	25.00%